Debt, Cash and Cash Equivalents - Disclosure Of Movement In Total Debt (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of debt [Line Items]
December 31, 2016		€ 18,479	€ 16,398
Repayments		(2,368)
New borrowings		41
Other cash flows		30
Currency translation differences		(637)
Other items	[1]	38	(83)	€ (365)
December 31, 2017		15,544	18,479	€ 16,398
Fair value [Member]
Disclosure of debt [Line Items]
Other items		(1)
Long Term Debt [member]
Disclosure of debt [Line Items]
December 31, 2016		16,815
Repayments		(8)
New borrowings		41
Currency translation differences		(300)
Reclassification from non- current to current		(2,187)
December 31, 2017		14,326	16,815
Long Term Debt [member] | Fair value [Member]
Disclosure of debt [Line Items]
Other items		(35)
Short Term Debt And Current Portion Of Long Term Debt [Member]
Disclosure of debt [Line Items]
December 31, 2016		1,764
Repayments		(2,360)
Other cash flows		30
Currency translation differences		(337)
Reclassification from non- current to current		2,187
December 31, 2017		1,275	1,764
Short Term Debt And Current Portion Of Long Term Debt [Member] | Fair value [Member]
Disclosure of debt [Line Items]
Other items		(9)
Interest Rate and Currency Derivatives Used to Hedge Debt [member]
Disclosure of debt [Line Items]
December 31, 2016		(100)
December 31, 2017		(57)	€ (100)
Interest Rate and Currency Derivatives Used to Hedge Debt [member] | Fair value [Member]
Disclosure of debt [Line Items]
Other items		€ 43

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.